Summary of Significant Accounting Policies - Summary of Rollforward of the Allowance for Doubtful Accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Beginning balance	$ (1,406)	$ (1,157)
Provisions charged to operating results	155	(240)
Account write-off and recoveries	277	(9)
Ending balance	$ (974)	$ (1,406)